Related party transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Fixed Compensation	R$ 128,124	R$ 127,341	R$ 132,276
Variable Compensation - in cash	105,354	110,111	126,181
Variable Compensation - in shares	90,489	94,787	91,306
Others	103,552	111,000	79,229
Total Short-Term Benefits	427,519	443,239	428,992
Variable Compensation - in cash	129,602	113,766	99,506
Variable Compensation - in shares	116,242	102,388	96,361
Total Long-Term Benefits	245,844	216,154	195,867
Total	R$ 673,363	R$ 659,393	R$ 624,859